                            [MONEY MARKET FUND LOGO]


                                    [PHOTO]

          From Our Family to Yours: The Intelligent Creation of Wealth









                               SEMIANNUAL REPORT

                    (Unaudited) and Investment Performance
                     Review for the Six Month Period Ended
                               February 28, 1997



                                [HERITAGE LOGO]
                                ---------------
                                   CASH TRUST
                                ---------------
                               Money Market Fund

                                                                  March 31, 1997

Dear Fellow Shareholders:

     It is my pleasure to provide you with the semiannual report for Heritage Cash Trust - Money Market Fund ("the Fund") for the six month period ended February 28, 1997.

     During the past year, there was almost constant speculation about what the Federal Reserve Board would do in an effort to control the growth of the economy and discourage inflation. The stock and bond markets experienced significant volatility as investors worried about whether the economy was growing too fast or too slow. The consensus during most of the year was that we were in a "Goldilocks" economy, growing neither too fast nor too slow but at just the right pace. Short-term interest rates remained relatively constant during this period. One indicator of this consistency is the seven-day effective yield on your Fund. At the end of February 1996, August 1996 and February 1997, the seven-day effective yield stood at 4.71%, 4.82% and 4.78%, respectively.

     In late March, the Federal Reserve Board ("Fed") finally raised short-term rates by 0.25% in a preemptive effort to head off inflation. While we continue to believe that the fundamental economic data do not support further tightening in the near-term, we are fully aware of the Fed's commitment to fight inflation (perhaps even before it appears). In light of this, we have reduced slightly the average maturity of the Fund's portfolio in an effort to take advantage of further increases in short-term rates.

     Your Fund continues to maintain a AAAm rating from Standard & Poor's Ratings Group. This rating reflects the fact that we follow even more restrictive investment criteria in managing your Fund than required by the Securities and Exchange Commission. We also continue to provide a wide range of services that, we hope, make your Fund extremely convenient for you to use. These services include free checking, daily sweeps to and from your brokerage accounts and automatic payment programs. If there are ever any ways in which you believe we could better serve you, please call us at 800-709-3863.

     On behalf of all of us at Heritage, thank you for your continuing investment in Heritage Cash Trust - Money Market Fund.

                                          Sincerely,

                                          /s/ Stephen G. Hill
                                          Stephen G. Hill
                                          President

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                          FINAL           AMORTIZED
      AMOUNT                                                                        MATURITY DATE          COST
     ---------                                                                      -------------     --------------
COMMERCIAL PAPER--77.1%(A)
-------------------------
   DOMESTIC--65.0%

     BREWING--1.8%

        $33,915,000  Anheuser-Busch Companies, Inc., 5.30%.......................      03/03/97       $   33,905,014
                                                                                                      --------------

     CHEMICALS--1.9%

         25,000,000  E.I. du Pont de Nemours & Company, 5.30%....................      04/17/97           24,827,014
         10,000,000  E.I. du Pont de Nemours & Company, 5.27%....................      04/17/97            9,931,197
                                                                                                      --------------
                                                                                                          34,758,211
                                                                                                      --------------

     COMPUTER/OFFICE EQUIPMENT--0.5%

         10,000,000  Xerox Corporation, 5.30%....................................      05/05/97            9,904,306
                                                                                                      --------------

     CONGLOMERATES--2.3%

         23,000,000  Minnesota Mining & Manufacturing Company, 5.26%.............      03/21/97           22,932,789
         20,000,000  Minnesota Mining & Manufacturing Company, 5.27%.............      04/24/97           19,841,900
                                                                                                      --------------
                                                                                                          42,774,689
                                                                                                      --------------

     CORPORATE FINANCE--10.0%
         25,000,000  Ciesco, L.P., 5.30%.........................................      03/05/97           24,985,278
         25,442,000  Ciesco, L.P., 5.30%.........................................      04/04/97           24,874,861
         10,000,000  Ciesco, L.P., 5.28%.........................................      04/04/97            9,950,133
         50,000,000  Corporate Asset Funding Company, Inc., 5.26%................      04/29/97           49,568,972
         10,000,000  Corporate Asset Funding Company, Inc., 5.28%................      05/14/97            9,891,467
         10,000,000  General Electric Capital Corporation, 5.27%.................      04/07/97            9,945,836
         25,000,000  General Electric Capital Corporation, 5.34%.................      05/21/97           24,699,625
         35,000,000  Private Export Funding Corporation, 5.23%...................      08/25/97           34,100,004
                                                                                                      --------------
                                                                                                         188,016,176
                                                                                                      --------------

     DRUGS--11.3%

         16,275,000  Abbott Laboratories, 5.29%..................................      03/10/97           16,253,476
         43,725,000  Abbott Laboratories, 5.26%..................................      03/10/97           43,667,502
         20,000,000  Eli Lilly & Company, 5.31%..................................      07/07/97           19,622,400
         30,000,000  Eli Lilly & Company, 5.32%..................................      08/01/97           29,321,700
         30,000,000  Merck & Company, Inc., 5.30%................................      03/05/97           29,982,333
         50,000,000  Pfizer, Inc., 5.28%.........................................      03/19/97           49,868,000
         23,900,000  Schering Corporation, 5.27%.................................      03/11/97           23,865,013
                                                                                                      --------------
                                                                                                         212,580,424
                                                                                                      --------------

     ELECTRONICS--3.1%

         25,000,000  General Electric Company, 5.25%.............................      05/21/97           24,704,687
         15,350,000  Motorola Credit Corporation, 5.27%..........................      04/10/97           15,260,117
         19,088,000  Motorola Credit Corporation, 5.30%..........................      04/11/97           18,972,783
                                                                                                      --------------
                                                                                                          58,937,587
                                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                          FINAL           AMORTIZED
      AMOUNT                                                                        MATURITY DATE          COST
     ---------                                                                      -------------     --------------
     FOOD--10.7%
        $11,000,000  Campbell Soup Company, 5.28%................................      05/05/97       $   10,895,134
         14,000,000  Campbell Soup Company, 5.25%................................      08/22/97           13,644,750
         25,000,000  Cargill, Inc., 5.30%........................................      04/08/97           24,860,139
         11,000,000  Cargill, Inc., 5.28%........................................      05/08/97           10,890,293
         24,000,000  Cargill, Inc., 5.27%........................................      05/08/97           23,761,093
         23,000,000  H.J. Heinz Company, 5.28%...................................      03/06/97           22,983,133
         15,000,000  H.J. Heinz Company, 5.30%...................................      03/07/97           14,986,750
         10,550,000  H.J. Heinz Company, 5.26%...................................      04/02/97           10,500,673
         28,200,000  Kellogg Company, 5.30%......................................      03/25/97           28,100,360
         25,000,000  Kellogg Company, 5.30%......................................      03/27/97           24,904,306
         17,100,000  Sara Lee Corporation, 5.30%.................................      03/27/97           17,034,545
                                                                                                      --------------
                                                                                                         202,561,176
                                                                                                      --------------

     HOUSEHOLD PRODUCTS--3.1%
         30,000,000  The Procter & Gamble Company, 5.26%.........................      05/09/97           29,697,550
         30,000,000  The Procter & Gamble Company, 5.25%.........................      05/14/97           29,676,250
                                                                                                      --------------
                                                                                                          59,373,800
                                                                                                      --------------

     NEWSPAPERS/PUBLISHING--2.0%
         37,700,000  Knight-Ridder, Inc., 5.30%..................................      03/11/97           37,644,497
                                                                                                      --------------

     OIL & GAS--6.3%
         10,000,000  Chevron UK Investment PLC, 5.31%............................      03/03/97            9,997,050
         15,000,000  Chevron UK Investment PLC, 5.29%............................      03/21/97           14,955,916
          8,000,000  Chevron UK Investment PLC, 5.34%............................      04/11/97            7,951,347
         27,000,000  Chevron UK Investment PLC, 5.31%............................      04/11/97           26,836,718
         15,000,000  Shell Oil Company, 5.26%....................................      03/03/97           14,955,617
         45,000,000  Shell Oil Company, 5.26%....................................      03/07/97           44,960,550
                                                                                                      --------------
                                                                                                         119,697,198
                                                                                                      --------------

     PAPER--2.5%
         31,300,000  Kimberly-Clark Corporation, 5.27%...........................      03/10/97           31,258,762
         15,700,000  Kimberly-Clark Corporation, 5.27%...........................      03/14/97           15,670,122
                                                                                                      --------------
                                                                                                          46,928,884
                                                                                                      --------------

     RECREATION--2.3%
         43,500,000  The Walt Disney Company, 5.30%..............................      04/07/97           43,263,046
                                                                                                      --------------

     RETAIL--0.5%
         10,000,000  Albertson's, Inc., 5.30%....................................      03/14/97            9,980,861
                                                                                                      --------------

     TELEPHONE/UTILITIES--6.7%
         20,000,000  Ameritech Capital Funding Corporation, 5.32%................      04/11/97           19,878,822
         37,000,000  Ameritech Capital Funding Corporation, 5.29%................      04/25/97           36,700,968
         25,000,000  BellSouth Capital Funding Corporation, 5.28%................      05/06/97           24,758,000
         26,000,000  Southwestern Bell Telephone Company, 5.32%..................      03/06/97           25,980,789
         20,000,000  Southwestern Bell Telephone Company, 5.25%..................      04/24/97           19,842,500
                                                                                                      --------------
                                                                                                         127,161,079
                                                                                                      --------------
                        Total Domestic Commercial Paper..........................                      1,227,486,948
                                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                          FINAL           AMORTIZED
      AMOUNT                                                                        MATURITY DATE          COST
     ---------                                                                      -------------     --------------
   FOREIGN--12.1%(A)(B)
     AUTO SALES--2.6%
        $10,000,000  Toyota Motor Credit Corporation, 5.30%......................      03/14/97       $    9,980,861
         25,000,000  Toyota Motor Credit Corporation, 5.27%......................      05/12/97           24,736,500
         15,000,000  Toyota Motor Credit Corporation, 5.25%......................      05/27/97           14,809,688
                                                                                                      --------------
                                                                                                          49,527,049
                                                                                                      --------------

     CORPORATE FINANCE--5.0%
         20,000,000  The Canadian Wheat Board, 5.42%.............................      03/19/97           19,945,800
         10,000,000  The Canadian Wheat Board, 5.40%.............................      03/19/97            9,973,000
         10,000,000  The Canadian Wheat Board, 5.43%.............................      03/25/97            9,963,800
         15,000,000  The Canadian Wheat Board, 5.25%.............................      05/08/97           14,851,250
         25,000,000  Province of British Columbia, 5.35%.........................      07/28/97           24,446,424
         16,300,000  Province of British Columbia, 5.29%.........................      07/31/97           15,935,930
                                                                                                      --------------
                                                                                                          95,116,204
                                                                                                      --------------

     ELECTRONICS--1.3%
         25,000,000  Siemens Capital Corporation, 5.28%..........................      05/09/97           24,747,000
                                                                                                      --------------

     FOOD--3.2%
         40,100,000  Unilever Capital Corporation, 5.32%.........................      04/08/97           39,874,817
         19,892,000  Unilever Capital Corporation, 5.33%.........................      04/08/97           19,780,085
                                                                                                      --------------
                                                                                                          59,654,902
                                                                                                      --------------
                        Total Foreign Commercial Paper...........................                        229,045,155
                                                                                                      --------------
                        Total Commercial Paper (cost $1,456,532,103).............                      1,456,532,103
                                                                                                      --------------

CORPORATE NOTES--2.8%(A)
----------------------

     BANKING--1.1%
         20,000,000  Wachovia Bank of North Carolina, Bank Note, 5.37%...........      04/17/97           20,000,000
                                                                                                      --------------

     CORPORATE FINANCE--1.7%
                     AT&T Capita Equipment Receivable Trust, 1996-1, Class A1,
          8,458,061  5.60%.......................................................      10/15/97            8,458,061
         14,321,760  Chase Manhattan Auto Owner Trust, 1996-C, Class A1, 5.49%...      01/15/98           14,321,760
          2,080,276  Nationsbank Auto Owner Trust, 1996-A, Class A1, 5.78%.......      08/15/97            2,080,276
          7,899,679  Navistar Financial Owner Trust, 1996-B, Class A1, 5.49%.....      11/20/97            7,899,679
                                                                                                      --------------
                                                                                                          32,759,776
                                                                                                      --------------
                        Total Corporate Notes (cost $52,759,776).................                         52,759,776
                                                                                                      --------------

U.S. GOVERNMENT AND AGENCY SECURITIES--17.0%(A)
------------------------------------------

     U.S. GOVERNMENT AGENCIES--11.7%
         13,000,000  Federal Home Loan Bank, 5.31%...............................      03/12/97           12,978,908
         42,500,000  Federal Home Loan Bank, 5.24%...............................      04/10/97           42,252,792
         11,000,000  Federal Home Loan Mortgage Corporation, 5.22%...............      03/06/97           10,992,025
         11,975,000  Federal Home Loan Mortgage Corporation, 5.22%...............      03/07/97           11,964,592
         22,000,000  Federal Home Loan Mortgage Corporation, 5.24%...............      04/16/97           21,852,698

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                          FINAL           AMORTIZED
      AMOUNT                                                                        MATURITY DATE          COST
     ---------                                                                      -------------     --------------
        $10,000,000  Federal National Mortgage Association, 5.22%................      03/07/97       $    9,991,308
         20,000,000  Federal National Mortgage Association, 5.29%................      03/20/97           19,944,161
         30,000,000  Federal National Mortgage Association, 5.23%................      05/05/97           29,716,708
         50,000,000  Student Loan Marketing Association, 5.23%...................      03/31/97           49,782,083
         10,000,000  Student Loan Marketing Association, 5.24%...................      03/31/97            9,956,333
                                                                                                      --------------
                     Total U.S. Government Agencies..............................                        219,431,608
                                                                                                      --------------

     U.S. TREASURIES--5.3%
         15,000,000  U.S. Treasury Note, 6.625%..................................      03/31/97           15,012,595
         15,000,000  U.S. Treasury Note, 6.50%...................................      04/30/97           15,022,681
         25,000,000  U.S. Treasury Note, 6.00%...................................      08/31/97           25,053,697
         25,000,000  U.S. Treasury Note, 7.375%..................................      11/15/97           25,294,142
         20,000,000  U.S. Treasury Note, 6.00%...................................      11/30/97           20,079,996
                                                                                                      --------------
                     Total U.S. Treasuries.......................................                        100,463,111
                                                                                                      --------------
                     Total U.S. Government and Agency Securities (cost
                     $319,894,719)...............................................                        319,894,719
                                                                                                      --------------

REPURCHASE AGREEMENT--3.3%(A)
---------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated February 28,
1997, @ 5.28%, to be repurchased at $62,842,639 on March 3, 1997, collateralized by $63,859,048 United States Treasury Notes, 12.0% due August 15, 2013 (market
value $64,114,076 including interest) (cost $62,815,000).........................                         62,815,000
                                                                                                      --------------
TOTAL INVESTMENTS (cost $1,892,001,598)(c), 100.2% (a)...........................                      1,892,001,598
OTHER ASSETS AND LIABILITIES, net (0.2%)(a)......................................                         (3,123,026)
                                                                                                      --------------
NET ASSETS (consisting of paid-in-capital net of accumulated net realized loss of
$284,471), 100.00%...............................................................                     $1,888,878,572
                                                                                                      ==============
CLASS A SHARES
------------
Net asset value, offering and redemption price per share, ($1,887,694,203 divided
by 1,887,978,666 shares outstanding).............................................                              $1.00
                                                                                                               =====
CLASS C SHARES
------------
Net asset value, offering and redemption price per share, ($1,184,369 divided by
1,184,377 shares outstanding)....................................................                              $1.00
                                                                                                               =====

---------------

(a) Percentages are based on net assets.
(b) U.S. dollar denominated.
(c) The aggregate identified cost for federal income tax purposes is the same.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income:
Interest....................................................                $47,838,621

Expenses (Notes 1 and 4):
  Management fee............................................  $4,257,802
  Distribution fee (Class A Shares).........................   1,319,310
  Distribution fee (Class C Shares).........................         896
  Shareholder servicing.....................................     860,150
  Custodian/Fund Accounting fees............................      81,433
  Amortization of state registration expenses...............      67,027
  Federal registration fees.................................      65,483
  Reports to shareholders...................................      55,494
  Professional fees.........................................      22,413
  Insurance.................................................      10,882
  Trustees' fees and expenses...............................       3,731
  Other.....................................................      15,237
                                                              ----------
        Total expenses......................................                  6,759,858
                                                                            -----------
Net investment income.......................................                 41,078,763
Realized Loss on Investments
Net realized loss from investment transactions..........................        (43,693)
                                                                            -----------
Net increase in net assets resulting from operations....................    $41,035,070
                                                                            ===========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   FOR THE
                                                                  SIX MONTH
                                                                PERIOD ENDED           FOR THE
                                                              FEBRUARY 28, 1997      YEAR ENDED
                                                                 (UNAUDITED)       AUGUST 31, 1996
                                                              -----------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................   $   41,078,763      $   73,293,074
  Net realized gain (loss) from investment transactions.....          (43,693)             28,538
                                                               --------------      --------------
Net increase in net assets resulting from operations........       41,035,070          73,321,612
Distributions to shareholders from:
  Net investment income Class A Shares, ($.023 and $.048 per
    share, respectively)....................................      (41,050,938)        (73,291,621)
  Net investment income Class C Shares, ($.023 and $.023 per
    share, respectively)....................................          (27,825)             (1,453)
Increase in net assets from Fund share transactions (Note
  2)........................................................      247,980,128         347,173,878
                                                               --------------      --------------
Increase in net assets......................................      247,936,435         347,202,416
Net assets, beginning of period.............................    1,640,942,137       1,293,739,721
                                                               --------------      --------------
Net assets, end of period...................................   $1,888,878,572      $1,640,942,137
                                                               ==============      ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                    CLASS A SHARES                                 CLASS C SHARES
                            --------------------------------------------------------------   --------------------------
                                 FOR THE                                                          FOR THE
                                SIX MONTH                                                        SIX MONTH
                              PERIOD ENDED            FOR THE YEARS ENDED AUGUST 31,           PERIOD ENDED
                            FEBRUARY 28, 1997   ------------------------------------------   FEBRUARY 28, 1997
                               (UNAUDITED)       1996     1995     1994     1993     1992       (UNAUDITED)      1996+
                            -----------------   ------   ------   ------   ------   ------   -----------------   ------
NET ASSET VALUE, BEGINNING
  OF PERIOD...............       $1.000         $1.000   $1.000   $1.000   $1.000   $1.000        $1.000         $1.000
                                 ------         ------   ------   ------   ------   ------        ------         ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (a)(b)................       $ .023           .048     .050     .029     .025     .038        $ .023           .023
LESS DISTRIBUTIONS:
  Dividends from net
    investment income and
    net realized gains
    (a)...................       $(.023)         (.048)   (.050)   (.029)   (.025)   (.038)       $(.023)         (.023)
                                 ------         ------   ------   ------   ------   ------        ------         ------
NET ASSET VALUE, END OF
  PERIOD..................       $1.000         $1.000   $1.000   $1.000   $1.000   $1.000        $1.000         $1.000
                                 ======         ======   ======   ======   ======   ======        ======         ======
TOTAL RETURN %............         2.31(d)        4.89     5.00     2.87     2.48     3.77          2.31(d)        2.34(d)
RATIOS TO AVERAGE DAILY NET
  ASSETS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net
    (b)...................          .77(c)         .78      .79      .79      .78      .78           .77(c)         .75(c)
  Net investment income
    (b)...................         4.67(c)        4.78     5.00     2.87     2.47     3.75          4.66(c)        4.62(c)
  Net assets, end of
    period ($ millions)...          1,888        1,641    1,294      982      925      953            1.18           --

---------------
  + For the period February 29, 1996 (commencement of Class C Shares) to August
    31, 1996.
(a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b) Excludes management fees waived by the Manager in the amount of less than $.001, $.001, $.001 and $.001, per share, for the four years ended August 31, 1995, respectively. The operating expense ratios including such items would have been .81%, .81%, .81% and .78%, respectively. No management fees were waived or recovered for the year ended August 31, 1996. The six month period ended February 28, 1997 includes recovery of previously waived management fees paid to the manager of less than $.01 per share.
(c) Annualized.
(d) Not annualized.

      The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the "Fund") and the Municipal Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of debt securities with remaining maturities of not more than 397 days. The Fund offers two classes of shares, Class A and Class C Shares. Class C Shares may be acquired only through exchanges of Class C Shares of other Heritage Mutual Funds. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in The Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among the funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are allocated to that class.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis which is generally the same as settlement date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At February 28, 1997, there was an unlimited number of shares of beneficial interest of no par value authorized.

       Transactions in Class A Shares and dollars of the Fund during the six month period ended February 28, 1997 and for the year ended August 31, 1996, at a constant net asset value of $1.00 per share, were as follows:

                                                                         FOR THE SIX
                                                                        MONTH PERIOD
                                                                            ENDED             FOR THE YEAR
                                                                      FEBRUARY 28, 1997           ENDED
        CLASS A SHARES                                                   (UNAUDITED)         AUGUST 31, 1996
        --------------                                                -----------------      ---------------
        Shares sold.................................................    3,964,139,646         6,431,599,812
        Shares issued on reinvestment of distributions..............       48,454,742            66,519,647
        Shares redeemed.............................................   (3,765,612,530)       (6,151,131,688)
                                                                       --------------        --------------
          Net increase..............................................      246,981,858           346,987,771
        Shares outstanding:
          Beginning of period.......................................    1,640,996,808         1,294,009,037
                                                                       --------------        --------------
          End of period.............................................    1,887,978,666         1,640,996,808
                                                                       ==============        ==============

       Transactions in Class C Shares and dollars of the Fund during the six month period ended February 28, 1997 and for the period from February 29, 1996 (commencement of C Shares) to August 31, 1996, at a constant net asset value of $1.00 per share, were as follows:

                                                                  FOR THE SIX
                                                                 MONTH PERIOD
                                                                     ENDED            FOR THE PERIOD
                                                               FEBRUARY 28, 1997           ENDED
 CLASS C SHARES                                                   (UNAUDITED)         AUGUST 31, 1996
 --------------                                                -----------------      ---------------
 Shares sold.................................................      2,404,182              458,920
 Shares issued on reinvestment of distributions..............         28,569                  660
 Shares redeemed.............................................     (1,434,481)            (273,473)
                                                                  ----------             --------
   Net increase..............................................        998,270              186,107
 Shares outstanding:
   Beginning of period.......................................        186,107                   --
                                                                  ----------             --------
   End of period.............................................      1,184,377              186,107
                                                                  ==========             ========

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the period ended February 28, 1997, purchases, sales and maturities of short-term investment securities, excluding repurchase agreements, aggregated $7,318,298,687, $184,441,935 and 7,022,939,000, respectively. Purchases, sales and maturities of U.S. Government obligations aggregated $484,452,819, $46,110,730 and $322,900,000, respectively.

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, 0.40% of the next $500,000,000, and 0.375% of any excess over $2,500,000,000 of such net assets, computed daily and payable monthly. The amount payable to the Manager as of February 28, 1997 was $819,370. For the period January 2, 1992 to December 31, 1992, the Manager voluntarily agreed to waive its fees and, if necessary, reimburse the Fund to the extent that the Fund's annual operating expenses exceeded .77%, on an annual basis, of the Fund's average daily net assets. Effective January 1, 1993, this voluntary expense limitation was changed to .79%, on an annual basis, of the Fund's average daily net assets. Under these arrangements, management fees of $244,972 were waived during the year ended August 31, 1995. In the current period, the Fund's operating expenses fell below .79% of average daily assets. Accordingly, the Fund paid the Manager $145,301 of the fees waived in 1995. If total Fund expenses remain below the expense limitation agreed to by the Manager during the year ending August 31, 1997, the Fund may be required to pay the Manager a portion or all of the previously waived management fee.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of February 28, 1997 was $296,000. In addition, the Manager performs Fund Accounting services for the Fund and charged $19,501 during the period of which $6,600 was payable as of February 28, 1997.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

        Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee up to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Class A and Class C Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 28, 1997 was $217,600. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each of the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 1996, the Fund has net tax basis capital loss carryforwards of $9,682, $6,037 and $235,118 which may be applied to any net taxable gains until their expiration dates in 2002, 2003 and 2004, respectively.

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